ATTACHMENT TO ANNUAL REPORT ON FORM N-CEN

ITEM G.1.a.i – LEGAL PROCEEDINGS

IN THE MATTER OF PHL VARIABLE INSURANCE COMPANY, ET AL.

(Docket No.: HHD-CV24-6185151-S)

In recent years, the financial condition of PHL Variable Insurance Company (“PHL Variable”) has deteriorated. On May 20, 2024, the Connecticut Superior Court for the Judicial District of Hartford (the “Court”) entered an order placing PHL Variable into rehabilitation (the “Rehabilitation Order”). The Rehabilitation Order appointed the Insurance Commissioner of the State of Connecticut, as Rehabilitator. Upon entering rehabilitation, the authority of PHL Variable’s directors and officers was suspended. The Rehabilitation Order granted the Rehabilitator immediate exclusive possession and control of, and title to, the business and all assets of PHL Variable. In accordance with the Rehabilitation Order, the Rehabilitator is conducting the business of PHL and taking such steps as he may deem appropriate toward removing the causes and conditions which have made rehabilitation necessary. The Rehabilitation Order is not a declaration of an insolvency of PHL Variable.

On December 31, 2025, the Rehabilitator filed a Report of the Rehabilitator with the Court stating that he has determined that a rehabilitation plan, as originally contemplated, is not feasible and that a liquidation order will be required. The Rehabilitator expects that a liquidation order will be entered by late 2026 or early 2027, but it may be earlier. Until that time, the Rehabilitator will continue to administer PHL’s business under the existing Rehabilitation Order.

In addition to the Rehabilitation Order, the Court has entered an order imposing a moratorium on certain benefit payments and transactions under PHL Variable’s policies (the “Moratorium Order”). The restrictions under the Moratorium Order are generally intended to manage the financial obligations of PHL Variable’s general account. PHL Variable’s registered separate accounts, including the registrant filing this annual report on Form N-CEN, remain insulated from PHL Variable’s general account.

Copies of all Court documents and orders (the “Documents”) related to PHL Variable’s rehabilitation proceeding are available to be viewed, downloaded, and/or printed at https://portal.ct.gov/cid/phl?language=en_US (the “Site”). The Site contains a link to all Documents filed with the Court by the Rehabilitator in portable document format (PDF).